Derivatives and hedging activities (Tables)	3 Months Ended
Jun. 30, 2012
Derivatives and hedging activities
Fair value of derivative instruments
Fair value of derivative instruments
	Trading			Hedging			[1]

end of 2Q12	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	8,036.9	4.1	3.6	0.0	0.0	0.0

Swaps	28,725.8	656.3	647.4	61.7	3.6	1.9

Options bought and sold (OTC)	3,250.2	66.7	67.6	0.0	0.0	0.0

Futures	3,128.0	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	1,380.4	0.5	0.4	0.0	0.0	0.0

Interest rate products	44,521.3	727.6	719.0	61.7	3.6	1.9

Forwards	2,371.2	21.5	22.0	21.0	0.1	0.0

Swaps	1,332.8	31.9	48.5	0.0	0.0	0.0

Options bought and sold (OTC)	1,040.7	11.2	11.5	0.0	0.0	0.0

Futures	22.3	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	4.5	0.1	0.1	0.0	0.0	0.0

Foreign exchange products	4,771.5	64.7	82.1	21.0	0.1	0.0

Forwards	19.1	1.0	1.1	0.0	0.0	0.0

Options bought and sold (OTC)	37.6	1.3	1.3	0.0	0.0	0.0

Futures	0.3	0.0	0.0	0.0	0.0	0.0

Precious metals products	57.0	2.3	2.4	0.0	0.0	0.0

Forwards	4.9	0.8	0.1	0.0	0.0	0.0

Swaps	223.3	5.6	6.2	0.0	0.0	0.0

Options bought and sold (OTC)	239.4	13.2	13.8	0.0	0.0	0.0

Futures	72.2	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	378.8	17.3	19.9	0.0	0.0	0.0

Equity/index-related products	918.6	36.9	40.0	0.0	0.0	0.0

Credit derivatives [2]	1,952.2	47.6	45.3	0.0	0.0	0.0

Forwards	3.3	0.4	0.4	0.0	0.0	0.0

Swaps	55.7	6.8	6.0	0.0	0.0	0.0

Options bought and sold (OTC)	29.7	1.7	1.7	0.0	0.0	0.0

Futures	177.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	62.3	2.9	2.8	0.0	0.0	0.0

Other products [3]	328.8	11.8	10.9	0.0	0.0	0.0

Total derivative instruments	52,549.4	890.9	899.7	82.7	3.7	1.9

The notional amount for derivative instruments (trading and hedging) was CHF 52,632.1 billion as of June 30, 2012.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments (continued)
	Trading			Hedging			[1]

end of 4Q11	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Forwards and forward rate agreements	7,210.5	4.5	4.2	0.0	0.0	0.0

Swaps	28,754.5	658.0	650.0	71.2	3.8	2.3

Options bought and sold (OTC)	2,902.5	65.9	66.3	0.0	0.0	0.0

Futures	2,537.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	962.3	0.4	0.3	0.0	0.0	0.0

Interest rate products	42,366.9	728.8	720.8	71.2	3.8	2.3

Forwards	2,133.0	29.7	30.7	17.4	0.1	0.0

Swaps	1,230.0	34.1	51.3	0.0	0.0	0.0

Options bought and sold (OTC)	831.7	12.3	12.7	0.0	0.0	0.0

Futures	25.6	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	3.7	0.0	0.0	0.0	0.0	0.0

Foreign exchange products	4,224.0	76.1	94.7	17.4	0.1	0.0

Forwards	16.3	1.4	1.4	0.0	0.0	0.0

Options bought and sold (OTC)	34.7	0.9	1.0	0.0	0.0	0.0

Futures	0.1	0.0	0.0	0.0	0.0	0.0

Precious metals products	51.1	2.3	2.4	0.0	0.0	0.0

Forwards	4.1	0.9	0.0	0.0	0.0	0.0

Swaps	211.4	5.8	5.7	0.0	0.0	0.0

Options bought and sold (OTC)	241.5	14.5	14.9	0.0	0.0	0.0

Futures	57.8	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	366.0	18.2	21.2	0.0	0.0	0.0

Equity/index-related products	880.8	39.4	41.8	0.0	0.0	0.0

Credit derivatives [2]	2,042.7	63.3	60.0	0.0	0.0	0.0

Forwards	8.7	0.9	0.8	0.0	0.0	0.0

Swaps	63.6	8.3	7.8	0.0	0.0	0.0

Options bought and sold (OTC)	29.9	2.2	1.7	0.0	0.0	0.0

Futures	177.1	0.0	0.0	0.0	0.0	0.0

Options bought and sold (exchange-traded)	63.3	3.9	3.8	0.0	0.0	0.0

Other products [3]	342.6	15.3	14.1	0.0	0.0	0.0

Total derivative instruments	49,908.1	925.2	933.8	88.6	3.9	2.3

The notional amount for derivative instruments (trading and hedging) was CHF 49,996.7 billion as of December 31, 2011.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP. 2 Primarily credit default swaps. 3 Primarily commodity, energy and emission products.

Fair value of derivative instruments, balance sheet location
Fair value of derivative instruments (continued)
	2Q12		4Q11

end of	Positive replacement value (PRV)	Negative replacement value (NRV)	Positive replacement value (PRV)	Negative replacement value (NRV)

Derivative instruments (CHF billion)

Replacement values (trading and hedging) before netting agreements	894.6	901.6	929.1	936.1

Counterparty netting [1]	(811.6)	(811.6)	(836.4)	(836.4)

Cash collateral netting [1]	(37.6)	(39.8)	(36.5)	(37.6)

Replacement values (trading and hedging) after netting agreements	45.4	50.2	56.2	62.1

of which recorded in trading assets (PRV) and trading liabilities (NRV)	42.0	48.5	52.5	60.1

of which recorded in other assets (PRV) and other liabilities (NRV)	3.4	1.7	3.7	2.0

1 Netting was based on legally enforceable netting agreements.

Fair value hedges
Fair value hedges
in	2Q12	1Q12	2Q11	6M12	6M11

Gains/(losses) recognized in income on derivatives (CHF million)

Interest rate products	385	51	248	436	(13)

Foreign exchange products	(12)	(1)	9	(13)	(2)

Total	373	50	257	423	(15)

Gains/(losses) recognized in income on hedged items (CHF million)

Interest rate products	(398)	(64)	(273)	(462)	(14)

Foreign exchange products	10	2	(9)	12	2

Total	(388)	(62)	(282)	(450)	(12)

Details of fair value hedges (CHF million)

Net gains/(losses) on the ineffective portion	(15)	(12)	(25)	(27)	(27)

Represents gains/(losses) recognized in trading revenues.

Cash flow hedges
Cash flow hedges
in	2Q12	1Q12	2Q11	6M12	6M11

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Interest rate products	1	(1)	0	0	0

Foreign exchange products	(5)	15	3	10	0

Total	(4)	14	3	10	0

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	0	0	14	0	31

Total	0	0	14	0	31

Represents gains/(losses) on effective portion.
1 Included in commissions and fees.

Net investment hedges
Net investment hedges
in	2Q12	1Q12	2Q11	6M12	6M11

Gains/(losses) recognized in AOCI on derivatives (CHF million)

Foreign exchange products	(467)	266	955	(201)	1,000

Total	(467)	266	955	(201)	1,000

Gains/(losses) reclassified from AOCI into income (CHF million)

Foreign exchange products [1]	0	77	1	77	(2)

Total	0	77	1	77	(2)

Represents gains/(losses) on effective portion.
1 Included in other revenues.

Contingent credit risk
Contingent credit risk
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total

2Q12 (CHF billion)

Current net exposure	17.1	1.6	0.7	19.4

Collateral posted	16.0	1.5	–	17.5

Additional collateral required in a one-notch downgrade event	0.1	1.5	0.0	1.6

Additional collateral required in a two-notch downgrade event	0.4	2.7	0.5	3.6

4Q11 (CHF billion)

Current net exposure	17.0	2.0	0.7	19.7

Collateral posted	14.8	1.8	–	16.6

Additional collateral required in a one-notch downgrade event	0.2	1.6	0.0	1.8

Additional collateral required in a two-notch downgrade event	0.4	3.0	0.5	3.9

Credit protection sold/purchased
Credit protection sold/purchased
end of 2Q12	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(465.5)	441.7		(23.8)	66.6	(7.8)

Non-investment grade	(195.6)	182.4		(13.2)	22.1	(6.1)

Total single-name instruments	(661.1)	624.1		(37.0)	88.7	(13.9)

of which sovereigns	(126.1)	124.2		(1.9)	10.3	(4.3)

of which non-sovereigns	(535.0)	499.9		(35.1)	78.4	(9.6)

Multi-name instruments (CHF billion)

Investment grade [2]	(254.6)	231.0		(23.6)	15.5	(6.8)

Non-investment grade	(24.8)	22.5	[3]	(2.3)	4.6	(4.0)

Total multi-name instruments	(279.4)	253.5		(25.9)	20.1	(10.8)

of which sovereigns	(16.5)	16.2		(0.3)	0.5	(0.7)

of which non-sovereigns	(262.9)	237.3		(25.6)	19.6	(10.1)

Total instruments (CHF billion)

Investment grade [2]	(720.1)	672.7		(47.4)	82.1	(14.6)

Non-investment grade	(220.4)	204.9		(15.5)	26.7	(10.1)

Total instruments	(940.5)	877.6		(62.9)	108.8	(24.7)

of which sovereigns	(142.6)	140.4		(2.2)	10.8	(5.0)

of which non-sovereigns	(797.9)	737.2		(60.7)	98.0	(19.7)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

Credit protection sold/purchased (continued)

end of 4Q11	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold

Single-name instruments (CHF billion)

Investment grade [2]	(452.2)	432.4		(19.8)	55.6	(9.0)

Non-investment grade	(189.1)	179.4		(9.7)	16.7	(15.3)

Total single-name instruments	(641.3)	611.8		(29.5)	72.3	(24.3)

of which sovereigns	(134.8)	132.6		(2.2)	10.8	(8.1)

of which non-sovereigns	(506.5)	479.2		(27.3)	61.5	(16.2)

Multi-name instruments (CHF billion)

Investment grade [2]	(278.2)	253.1		(25.1)	14.5	(15.5)

Non-investment grade	(71.9)	64.1	[3]	(7.8)	9.0	(1.7)

Total multi-name instruments	(350.1)	317.2		(32.9)	23.5	(17.2)

of which sovereigns	(18.4)	17.5		(0.9)	0.9	(1.5)

of which non-sovereigns	(331.7)	299.7		(32.0)	22.6	(15.7)

Total instruments (CHF billion)

Investment grade [2]	(730.4)	685.5		(44.9)	70.1	(24.5)

Non-investment grade	(261.0)	243.5		(17.5)	25.7	(17.0)

Total instruments	(991.4)	929.0		(62.4)	95.8	(41.5)

of which sovereigns	(153.2)	150.1		(3.1)	11.7	(9.6)

of which non-sovereigns	(838.2)	778.9		(59.3)	84.1	(31.9)

1 Represents credit protection purchased with identical underlyings and recoveries. 2 Based on internal ratings of BBB and above. 3 Includes the Clock Finance transaction.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives
end of	2Q12	4Q11

Credit derivatives (CHF billion)

Credit protection sold	940.5	991.4

Credit protection purchased	877.6	929.0

Other protection purchased	108.8	95.8

Other instruments [1]	25.3	26.5

Total credit derivatives	1,952.2	2,042.7

1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total

2Q12 (CHF billion)

Single-name instruments	142.8	407.9	110.4	661.1

Multi-name instruments	37.2	137.8	104.4	279.4

Total instruments	180.0	545.7	214.8	940.5

4Q11 (CHF billion)

Single-name instruments	134.1	394.5	112.7	641.3

Multi-name instruments	58.7	202.4	89.0	350.1

Total instruments	192.8	596.9	201.7	991.4